Equity (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Equity Share Capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid

At 1 January 2018 (ordinary shares of 19 17 / 21 p each)	197	53	101	154

Exchange adjustments	—	(3)	(5)	(8)

At 31 December 2018 (ordinary shares of 19 17 / 21 p each)	197	50	96	146

Share capital consolidation	(10)	—	—	—

Exchange adjustments	—	2	3	5

At 31 December 2019 (ordinary shares of 20 340 / 399 p each)	187	52	99	151

Exchange adjustments	—	1	4	5

At 31 December 2020 (ordinary shares of 20 340 / 399 p each)	187	53	103	156

Summary of Cash Flow Hedging Reserve

	Cash flow hedging reserve
	Value of currency swaps $m	Costs of hedging $m	Total $m
At 1 January 2018	—	—	—

Costs of hedging deferred and recognised in other comprehensive income	—	(1)	(1)

Change in fair value of currency swaps recognised in other comprehensive income	4	—	4

Reclassified from other comprehensive income to profit or loss –included in financial expenses	(8)	—	(8)

Deferred tax	1	—	1

At 31 December 2018	(3)	(1)	(4)

Costs of hedging deferred and recognised in other comprehensive income	—	(6)	(6)

Change in fair value of currency swaps recognised in other comprehensive income	(34)	—	(34)

Reclassified from other comprehensive income to profit or loss –included in financial expenses	38	—	38

At 31 December 2019	1	(7)	(6)

Costs of hedging deferred and recognised in other comprehensive income	—	(6)	(6)

Change in fair value of currency swaps recognised in other comprehensive income	(1)	—	(1)

Reclassified from other comprehensive income to profit or loss –included in financial expenses	(13)	—	(13)

Deferred tax	4	—	4

Exchange adjustments	(2)	—	(2)

At 31 December 2020	(11)	(13)	(24)